Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2023
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2023	€m	€m	€m	€m	€m	€m	€m
Germany	11,433	1,313	12,746	350	17	13,113	5,323
Italy	4,251	426	4,677	122	10	4,809	1,453
UK	5,358	1,375	6,733	58	33	6,824	1,350
Spain	3,514	307	3,821	60	26	3,907	947
Other Europe	5,005	602	5,607	117	20	5,744	1,632
Vodacom	4,849	1,034	5,883	403	28	6,314	2,159
Other Markets	3,300	530	3,830	4	–	3,834	1,145
Vantage Towers	–	–	–	1,338	–	1,338	795
Common Functions[2]	530	47	577	810	–	1,387	(139)
Eliminations	(271)	(1)	(272)	(1,292)	–	(1,564)	–
Group	37,969	5,633	43,602	1,970	134	45,706	14,665

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,395
Spain	3,714	369	4,083	73	24	4,180	957
Other Europe	5,001	528	5,529	105	19	5,653	1,606
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(1,242)	–	(1,481)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2021	€m	€m	€m	€m	€m	€m	€m
Germany	11,520	1,055	12,575	380	29	12,984	5,634
Italy	4,458	446	4,904	97	13	5,014	1,597
UK	4,848	1,206	6,054	44	53	6,151	1,367
Spain	3,788	292	4,080	64	22	4,166	1,044
Other Europe	4,859	549	5,408	124	17	5,549	1,760
Vodacom	4,083	800	4,883	282	16	5,181	1,873
Other Markets	3,312	441	3,753	12	–	3,765	1,228
Common Functions[2]	470	36	506	862	–	1,368	(117)
Eliminations	(197)	(1)	(198)	(171)	–	(369)	–
Group	37,141	4,824	41,965	1,694	150	43,809	14,386

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Adjusted EBITDAaL	14,665	15,208	14,386
Restructuring costs	(587)	(346)	(356)
Interest on lease liabilities	436	398	374
Loss on disposal of owned assets	(36)	(28)	(30)
Depreciation and amortisation on owned assets	(9,649)	(9,858)	(10,187)
Share of results of equity accounted associates and joint ventures	433	389	374
Impairment loss[2]	(64)	–	–
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Investment income	248	254	245
Finance costs	(1,728)	(1,964)	(1,027)
Profit before taxation	12,816	4,103	4,347

Schedule of segmental assets and cash flow

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2023	€m	€m	€m	€m	€m	€m
Germany	43,878	2,701	2,145	2	4,154	–
Italy	10,235	833	916	5	1,970	–
UK	6,629	892	1,639	–	1,562	–
Spain	6,331	565	742	8	1,393	–
Other Europe	7,815	927	1,104	151	1,363	–
Vodacom	5,810	862	219	260	1,027	–
Other Markets	2,488	495	177	13	830	64
Vantage Towers	–	551	318	–	326	–
Common Functions	2,013	839	127	–	993	–
Group	85,199	8,665	7,387	439	13,618	64

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	1,929	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	1,499	–
Other Europe	8,548	1,009	502	126	1,511	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2021	€m	€m	€m	€m	€m	€m
Germany	47,563	2,772	1,133	1	4,836	–
Italy	10,707	805	758	17	2,025	–
UK	7,968	822	1,138	–	2,202	–
Spain	7,213	772	700	9	1,579	–
Other Europe	10,369	968	1,016	431	1,727	–
Vodacom	5,839	703	174	–	872	–
Other Markets	2,988	512	247	439	666	–
Common Functions	2,145	829	140	–	194	–
Group	94,792	8,183	5,306	897	14,101	–

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets), computer software and development costs, reported within Intangible assets.
3	Includes additions to licences and spectrum and customer base acquisitions.